Financial Instrument Related Costs and Other (Tables)	12 Months Ended
Aug. 31, 2021
Financial Instrument Related Costs And Other
Schedule of Financial Instrument Related Costs and Other

Year ended August 31,	2021	2020	2019
Loss on derivative in gold bullion loans	$-	$(595)	$(977)
Gain on derivative warrant liabilities (Note 26)	6,232	291	-
Change in fair v alue of convertible debentures (Note 25)	(901)	50	-
Accretion on asset retirement obligation (Note 20)	(134)	(6)	(8)
Finance costs (Note 23)	-	(1,978)	(457)
Transaction costs on convertible debenture (Note 25)	(31)	(855)	-
Loss on disposal of assets	(27)	-	-
Settlement of lawsuit	-	-	(116)
Transaction costs on derivative warrant liabilities (Note 7)	(665)	-	-
Interest accretion	-	(584)	(746)
(Interest) forgiveness of interest on leases	35	(7)	(8)
Withholding tax costs	(11)	3	(37)
Total Financial Instrument Related Costs and Other	$4,498	$(3,681)	$(2,349)